PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Reduction to cost and accumulated depreciation of fully depreciated property, plant and equipment that are no longer in use	$ 419	$ 622	$ 10,349
Depreciation expenses	12,690	11,277	10,549
Lease gross income	5,401	5,448	5,552
Impairment of held for sale asset	0	$ 771	$ 651
Receipts from sale of held for sale asset	2,168
Recognized a capital gain	$ 2,084